December 31, 2003	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Annual

Report

PACIFIC CORINTHIAN

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

ASSETS

Investments:

Money Market Portfolio	$1,401

Equity Portfolio		$20,945

Inflation Managed Portfolio			$1,269

Main Street® Core Portfolio (1)				$4,876

Multi-Strategy Portfolio					$4,451

Managed Bond Portfolio						$9,089

High Yield Bond Portfolio							$198

Equity Index Portfolio								$1,924

International Value Portfolio									$616

Growth LT Portfolio										$3,190

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	—	—	—	—	18	—

Fund shares redeemed	2	20	1	4	4	7	—	1	—	3

Total Assets	1,403	20,965	1,270	4,880	4,455	9,096	198	1,925	634	3,193

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	2	20	1	4	4	7	—	1	—	3

Fund shares purchased	—	—	—	—	—	—	—	—	18	—

Other liabilities	7	75	3	19	11	2	—	5	2	12

Total Liabilities	9	95	4	23	15	9	—	6	20	15

NET ASSETS	$1,394	$20,870	$1,266	$4,857	$4,440	$9,087	$198	$1,919	$614	$3,178

Shares Owned in each Portfolio	139	1,203	104	260	294	814	28	73	48	182

Cost of Investments	$1,393	$16,201	$1,075	$3,684	$3,510	$8,620	$211	$1,755	$620	$3,237

(1)	Formerly named Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INVESTMENT INCOME

Dividends	$13	$71	$81	$43	$64	$910	$9	$26	$9	$—
EXPENSES

Mortality and expense risk fees and operating expenses	20	237	16	53	50	117	1	20	6	36

Net Investment Income (Loss)	(7)	(166)	65	(10)	14	793	8	6	3	(36)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	2	217	1	45	34	45	(1)	(55)	(18)	(296)

Change in net unrealized appreciation (depreciation) on investments	(2)	3,959	17	966	772	(377)	13	436	132	1,170

Net Gain (Loss) on Investments	—	4,176	18	1,011	806	(332)	12	381	114	874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7)	$4,010	$83	$1,001	$820	$461	$20	$387	$117	$838

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($7)	$4	($166)	($194)	$65	$14	($10)	($28)	$14	$84

Net realized gain from security transactions	2	3	217	441	1	6	45	119	34	43

Change in net unrealized appreciation (depreciation) on investments	(2)	(3)	3,959	(7,697)	17	124	966	(2,084)	772	(857)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7)	4	4,010	(7,450)	83	144	1,001	(1,993)	820	(730)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums	38	—	36	27	—	—	—	1	8	1

Transfers between variable accounts, net	(311)	(55)	(227)	(718)	(42)	5	1	(121)	44	(79)

Transfers—policy charges and deductions	(6)	(81)	(220)	(181)	(1)	(1)	(94)	(179)	(159)	(25)

Transfers—surrenders	(84)	(285)	(1,047)	(1,583)	(20)	(5)	(283)	(500)	(192)	(503)

Transfers—other	(1)	—	(13)	21	—	(1)	(2)	7	(2)	1

Net Decrease in Net Assets Derived from Account Transactions	(364)	(421)	(1,471)	(2,434)	(63)	(2)	(378)	(792)	(301)	(605)

NET INCREASE (DECREASE) IN NET ASSETS	(371)	(417)	2,539	(9,884)	20	142	623	(2,785)	519	(1,335)

NET ASSETS

Beginning of Year	1,765	2,182	18,331	28,215	1,246	1,104	4,234	7,019	3,921	5,256

End of Year	$1,394	$1,765	$20,870	$18,331	$1,266	$1,246	$4,857	$4,234	$4,440	$3,921

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$793	$398	$8	$8	$6	$157	$3	($2)	($36)	($7)

Net realized gain (loss) from security transactions	45	4	(1)	(11)	(55)	(96)	(18)	(29)	(296)	(1,071)

Change in net unrealized appreciation (depreciation) on investments	(377)	473	13	(2)	436	(578)	132	(50)	1,170	(247)

Net Increase (Decrease) in Net Assets Resulting from Operations	461	875	20	(5)	387	(517)	117	(81)	838	(1,325)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums	7	12	—	—	49	—	—	—	3	—

Transfers between variable accounts, net	(478)	—	91	(16)	220	(162)	104	(22)	(217)	(340)

Transfers—policy charges and deductions	(75)	(69)	—	—	(1)	(45)	(6)	(1)	(39)	(203)

Transfers—surrenders	(573)	(511)	—	(7)	(179)	(159)	(16)	(14)	(107)	(251)

Transfers—other	(1)	—	—	—	1	3	—	1	(4)	9

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(1,120)	(568)	91	(23)	90	(363)	82	(36)	(364)	(785)

NET INCREASE (DECREASE) IN NET ASSETS	(659)	307	111	(28)	477	(880)	199	(117)	474	(2,110)

NET ASSETS

Beginning of Year	9,746	9,439	87	115	1,442	2,322	415	532	2,704	4,814

End of Year	$9,087	$9,746	$198	$87	$1,919	$1,442	$614	$415	$3,178	$2,704

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for the years ended were as follows:

For the Year Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets	Ratios of Expenses to Average Net Assets	Total Returns (1)

I

2003	$2.19	636,082	$1,394	0.81%	1.23%	(0.44%)

2002	2.20	801,386	1,765	1.41%	1.22%	0.18%
2001	2.20	992,530	2,182	3.87%	1.21%	2.62%

II

2003	$5.49	3,798,463	$20,870	0.37%	1.23%	22.81%

2002	4.47	4,097,487	18,331	0.37%	1.23%	(27.40%)
2001	6.16	4,578,403	28,215	6.33%	1.21%	(22.70%)

IV

2003	$2.88	439,236	$1,266	6.40%	1.23%	6.92%

2002	2.69	462,326	1,246	2.54%	1.23%	14.04%
2001	2.36	467,059	1,104	3.71%	1.20%	3.02%

VII

2003	$2.66	1,823,039	$4,857	1.00%	1.23%	25.41%

2002	2.12	1,993,087	4,234	0.71%	1.23%	(29.27%)
2001	3.00	2,336,761	7,019	1.88%	1.21%	(9.97%)

IX

2003	$2.77	1,604,504	$4,440	1.57%	1.23%	21.77%

2002	2.27	1,725,264	3,921	3.10%	1.23%	(14.13%)
2001	2.65	1,985,813	5,256	2.67%	1.21%	(2.34%)

X

2003	$1.83	4,952,209	$9,087	9.55%	1.23%	4.94%

2002	1.75	5,573,069	9,746	5.40%	1.23%	9.58%
2001	1.60	5,914,861	9,439	5.11%	1.21%	6.04%

XI

2003	$1.53	129,408	$198	7.55%	1.23%	18.82%

2002	1.29	67,462	87	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115	9.90%	1.21%	0.13%

XII

2003	$2.42	792,026	$1,919	1.65%	1.23%	26.73%

2002	1.91	754,519	1,442	9.76%	1.23%	(23.29%)
2001	2.49	931,726	2,322	1.45%	1.21%	(13.21%)

XIII

2003	$1.32	466,722	$614	1.86%	1.23%	26.15%

2002	1.04	397,673	415	0.91%	1.22%	(14.96%)
2001	1.23	433,781	532	2.68%	1.21%	(22.81%)

XIV

2003	$2.55	1,245,739	$3,178	0.00%	1.23%	32.34%

2002	1.93	1,402,534	2,704	1.02%	1.23%	(29.84%)
2001	2.75	1,752,136	4,814	17.14%	1.21%	(30.40%)

(1)	Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Notes 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio
*	Formerly named Large-Cap Core Portfolio (Main Street is a registered trademark of OppenheimerFunds).

Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

During 2003, the Fund declared dividends for each portfolio, except for the Growth LT portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. CONTRACT CHARGES

A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.

Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2003, these operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the year ended December 31, 2003, these combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk fees and operating expenses (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2003 were as follows (amounts in thousands):

	Variable Accounts

	I	II	IV	VII	IX

Total cost of investments at beginning of year	$1,761	$17,607	$1,073	$4,023	$3,760

Add: Total net proceeds from policy and M&E transactions	100	224	52	129	136

Reinvested distributions from the Fund	13	71	81	43	64

Sub-Total	1,874	17,902	1,206	4,195	3,960

Less: Cost of investments disposed during the year	481	1,701	131	511	450

Total cost of investments at end of year	1,393	16,201	1,075	3,684	3,510

Add: Unrealized appreciation	8	4,744	194	1,192	941

Total market value of investments at end of year	$1,401	$20,945	$1,269	$4,876	$4,451

	X	XI	XII	XIII	XIV

Total cost of investments at beginning of year	$8,902	$113	$1,713	$552	$3,930

Add: Total net proceeds from policy and M&E transactions	179	91	337	133	56

Reinvested distributions from the Fund	910	9	26	9	—

Sub-Total	9,991	213	2,076	694	3,986

Less: Cost of investments disposed during the year	1,371	2	321	74	749

Total cost of investments at end of year	8,620	211	1,755	620	3,237

Add: Unrealized appreciation (depreciation)	469	(13)	169	(4)	(47)

Total market value of investments at end of year	$9,089	$198	$1,924	$616	$3,190

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) (comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 24, 2004

Annual Report

as of December 31, 2003

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.     1001-3A